CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 8,577,543	$ 8,120,280
Loss from operations	(8,577,543)	(8,120,280)
Other income (expense):
Interest earned (expense) on marketable securities held in Trust Account	4,262,222	19,527
Change in fair value of warrants	12,868,205	1,576,196
Change in fair value of over-allotment option liability		296,905
Offering costs allocated to warrants liability		(299,523)
Gain on deferred underwriting fee	182,658	0
Net Income (loss)	$ 8,735,542	$ (6,527,175)
Class A ordinary shares subject to possible redemption
Other income (expense):
Basic weighted average shares outstanding	24,300,287	19,827,082
Diluted weighted average shares outstanding	24,300,287	19,827,082
Basic net income (loss) per share	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding	10,450,072	9,590,182
Diluted weighted average shares outstanding	10,450,072	9,590,182
Basic net income (loss) per share	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ 0.25	$ (0.22)